Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted income (loss) per share
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Numerator:
Net income (loss) attributable to Aptorum Group Limited	$6,311,340	$(18,686,762)	$(14,831,723)
Denominator:
Weighted average shares outstanding
– Basic	31,135,882	29,008,445	27,909,788
– Diluted	31,534,473	29,008,445	27,909,788

Net income (loss) per share attributable to Aptorum Group Limited
– Basic	$0.20	$(0.64)	$(0.53)
– Diluted	$0.20	$(0.64)	$(0.53)